Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Of Financial Instruments Tables [Abstract]
Schedule of fair value disclosure of financial instruments

The following table shows the carrying amount and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. During the year ended December 31, 2024 and 2023, there have not been any transfers between fair value hierarchy levels except for the transfers indicated in Note 23(c)(i) related to the investment portfolio.

		Carrying amount				Fair value
As at December 31, 2024	Note	FVTPL	Financial asset at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Marketable securities	6	26,085	—	—	26,085	26,085	—	—	26,085
Investment portfolio		11,991	—	—	11,991	—	—	11,991	11,991
		38,076	—	—	38,076
Financial assets not measured at fair value
Cash and cash equivalent		—	8,530	—	8,530	8,530	—	—	8,530
Restricted cash		—	2,508	—	2,508	2,508	—	—	2,508
Loans receivable	4	—	72,696	—	72,696	—	72,696		72,696
Other receivables		—	9,491	—	9,491	—	9,491	—	9,491
		—	93,225	—	93,225
Financial liabilities not measured at fair value
Accounts payable, accruals and other		—	—	22,096	22,096	—	22,096	—	22,096
Credit facility	11	—	—	48,792	48,792	—	48,792	—	48,792
Debentures	12	—	—	35,287	35,287	—	33,911	—	33,911
		—	—	106,175	106,175

23.

		Carrying amount				Fair value
As at December 31, 2023	Note	FVTPL	Financial asset at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Marketable securities	6	26,332	—	—	26,332	26,332	—	—	26,332
Investment portfolio		11,436	—	—	11,436	—	—	11,436	11,436
		37,768	—	—	37,768
Financial assets not measured at fair value
Cash and cash equivalent		—	16,133	—	16,133	16,133	—	—	16,133
Restricted cash		—	1,737	—	1,737	1,737	—	—	1,737
Loans receivable	4	—	74,272	—	74,272	—	74,272	—	74,272
Other receivables		—	11,750	—	11,750	—	11,750	—	11,750
		—	103,892	—	103,892
Financial liabilities measured at fair value
Derivative financial liabilities		34	—	—	34	—	34	—	34
		34	—	—	34
Financial liabilities not measured at fair value
Accounts payable, accruals and other		—	—	23,904	23,904	—	23,904	—	23,904
Credit facility	11	—	—	49,405	49,405	—	49,405	—	49,405
Debentures	12	—	—	36,783	36,783	—	34,997	—	34,997
		—	—	110,092	110,092

Schedule Of Valuation Technique Level 3 Explanatory

The following tables show the valuation techniques used in measuring Level 3 fair values for financial instruments in the consolidated statements of financial position, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value
Investment portfolio: Equities Unlisted

• Price of recent investments in the investee company

• Implied multiples from recent transactions of the underlying investee companies

• Offers received by investee companies

• Revenue multiples derived from comparable public companies and transactions

• Option pricing model

• Third-party transactions

• Revenue multiples (1.9-3.0, 2023: 2.0-3.0)

• Balance sheets and last twelve-month revenues for certain of the investee companies

• Equity volatility (50-130%, 2023: 50-130%)

• Time to exit events

• Discount for lack of marketability (0-20%, 2023: 0-20%)

• Increases in revenue multiples increases fair value

• Increases in equity volatility can increase or decrease fair value depending on class of shares held in the investee company

• Increases in estimated time to exit event can increase or decrease fair value depending on class of shares held in the investee company

Partnership interest and others	• Adjusted net book value	• Net asset value per unit • Change in market pricing of comparable companies of the underlying investments made by the partnership	• Increases in net asset value per unit or change in market pricing of comparable companies of the underlying investment made by the partnership can increase fair value

Loans receivable non-current	• Discounted cash flows: Considering expected prepayments and using management’s best estimate of average market interest rates with similar remaining terms.	• Expected timing and amount of cash flows • Discount rate	• Changes to the expected amount and timing of cash flow changes fair value • Increases to the discount rate can decrease fair value

Schedule of fair value measurements of investment portfolio

The following table presents the changes in fair value measurements of the Company’s investment portfolio recognized at fair value at December 31, 2024 and December 31, 2023 and classified as Level 3:

	As at
	December 31, 2024	December 31, 2023
Balance, beginning of the period	11,436	11,915
Disposal	(200)	(152)
Unrealized exchange gain (loss)	662	(201)
Realized loss on investment portfolio	(120)	(508)
Unrealized gain on investment portfolio	213	382
Balance, end of the period	11,991	11,436

		Profit or loss
		Increase	Decrease
Investment portfolio:
December 31, 2024	Adjusted market multiple (5% movement)	600	(600)

December 31, 2023	Adjusted market multiple (5% movement)	572	(572)